SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details) - Short term borrowings	6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Interest expense due to third party	¥ 338,338	$ 47,654	¥ 142,725
Guaranteed or collateralized	¥ 0			¥ 0